Cover Page	Jan. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2022
Entity Registrant Name	Applied Minerals, Inc.
Entity Central Index Key	0000008328
Entity File Number	000-31380
Entity Tax Identification Number	82-0096527
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 Silver City Road, PO Box 432
Entity Address, City or Town	Eureka
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84628
City Area Code	212
Local Phone Number	226-4265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false